Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Short-term investments (in Dollars)					$ 1,400,000
Operating segment	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Our CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net loss. There are no reconciling items or adjustments between segment loss and net loss as presented in our statements of operations.	Our CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net loss. There are no reconciling items or adjustments between segment loss and net loss as presented in our statements of operations.
Government authorities insured	¥ 500,000	$ 800,000
Deposit insurance					70,424	¥ 500,000
Aggregate balance (in Dollars)				$ 5,949,269	$ 31,247
Reportable segment	1	1
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	54.00%	54.00%	19.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	15.00%	15.00%		17.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	32.00%	32.00%	17.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.00%	13.00%		10.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			16.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.00%	13.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			13.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	12.00%	12.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			13.00%
Customer Concentration Risk [Member] | Customer Six [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.00%
Customer Concentration Risk [Member] | Customer Seven [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.00%
Supplier Concentration Risk [Member] | Supplier One [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	34.00%	34.00%	59.00%
Supplier Concentration Risk [Member] | Suppliers Two [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	20.00%	20.00%	17.00%
Supplier Concentration Risk [Member] | Suppliers Three [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	16.00%	16.00%	12.00%
Supplier Concentration Risk [Member] | Supplier Four [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	12.00%	12.00%